SHORT-TERM BANK CREDIT AND CURRENT MATURITIES OF LONG-TERM LOAN (Details) ₨ in Thousands, $ in Thousands, ₪ in Millions		Dec. 31, 2022 INR (₨)		Dec. 31, 2022 USD ($)		Dec. 31, 2021 ILS (₪)	Dec. 31, 2021 INR (₨)	Dec. 31, 2021 USD ($)
Short-term Debt [Line Items]
Short-term bank credit | $	[1]			$ 21,183				$ 0
Weighted average interest
Short-term bank credit	[1]	6.30%		6.30%		0.00%	0.00%	0.00%
Short-term and revolving credit lines | $				$ 53,113				$ 18,860
Total		₨ 26,135		$ 26,135			₨ 12,523	$ 12,523
Own capital contribution | ₪						₪ 700
Rupees [Member]
Short-term Debt [Line Items]
Short-term bank credit | ₨		2,674					3,034
Current maturities of Long- term bank loan and other | ₨		₨ 2,278					₨ 9,489
Weighted average interest
Short-term bank credit		7.60%	[2]	7.60%	[2]	11.40%	11.40%	11.40%
Current maturities of long-term loans		7.60%		7.60%		11.40%	11.40%	11.40%

[1]	Credit line in Israel - assumed during 2022 from Bank Leumi. The credit line agreement contains customary covenants mainly related to Debt to EBITDA ratio and to Tangible assets ratio. As of December 31, 2022 the Company is in compliance with the covenants under the credit line agreement.
[2]	Credit line and bank loan in Lioli - As of December 31, 2021 the Company was not in compliance with the covenants under the loan agreement in Lioli and therefore presented as a short term loan. During 2022, the Company engaged with another bank and signed a new loan agreement. The new loan agreement with the bank in Lioli contains customary covenants. The financial covenants under the agreement requires Lioli to maintain 700 million INR of own capital contribution. The Loan Agreement also contains certain customary negative covenants that require Lioli to refrain from certain actions unless bank’s consent obtained. As of December 31, 2022 the Company is in compliance with the covenants under the loan agreement, and therefore only the current maturitites of the loan presented as a short term loan (see also Note 15).